Subsequent transactions (Details) - USD ($)	Mar. 14, 2016	Feb. 19, 2016	Jan. 22, 2016	Dec. 31, 2015	Aug. 29, 2015	Feb. 02, 2015
Subsequent transactions
Outstanding shares of Series C preferred stock			100.00%
Converted common stock from convertible debt			10.00%
Original principal amount						$ 165,000
Original issue discount						$ 5,000
RMHB paid to Rayburn					$ 197,773.95
Rayburn issued an additional demand of interest and penalties totaling		$ 99,487.92
Rayburn has charged interest and penalties		137,261.87
Loan for one year and 17 days		$ 160,000
Annual interest rate on loan		85.77%
Issue a warrant to Rayburn of common stock		10,000,000
RMHB also seeks to void the warrant for shares of common stock		10,000,000
RMHB seeks from Rayburn is in excess		$ 300,000
RMHB has asserted usury claims in connection with demand convertible note	$ 1,500,000
Cancellation of warrant for shares of common stock issued to Meadows	41,454,851
Shares of common stock issued for conversion of convertible debt to Roy Meadows and Trinexus, Inc				68,220,350
Value of common stock issued for conversion of convertible debt to Roy Meadows and Trinexus, Inc				$ 104,220
Issuances gavea percent for control powers Mr. Meadows in excess of outstanding common stock				10.00%
Original convertible note value				$ 1,500,000
Meadows seeks damages as per Arbitration Claim				$ 2,947,093.99